Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 2,948	$ 3,268
Accounts receivable	6,307	6,394
Inventories	3,969	3,444
Prepaid expenses and other	278	260
Total current assets	13,502	13,366
Investments	1,593	947
Fixed assets, net	8,293	8,475
Operating lease right-of-use assets	1,700	1,906
Goodwill	2,122	2,095
Intangible assets, net	493	481
Deferred tax assets	421	372
Other assets	962	963
Consolidated total assets	29,086	28,605
Current liabilities
Accounts payable	6,465	6,266
Other accrued liabilities	2,156	2,254
Accrued salaries and wages	851	815
Income taxes payable	200	38
Long-term debt due within one year	455	129
Current portion of operating lease liabilities	274	241
Total current liability	10,401	9,743
Long-term debt	3,538	3,973
Operating lease liabilities	1,406	1,656
Long-term employee benefit liabilities	700	729
Other long-term liabilities	376	332
Deferred tax liabilities	440	452
Total liability	16,861	16,885
Shareholders' equity
Common Shares [issued: 2021 – 297,871,976; 2020 – 300,527,416]	3,403	3,271
Contributed surplus	102	128
Retained earnings	9,231	8,704
Accumulated other comprehensive loss	(900)	(733)
Stockholders equity attributable to Magna International Inc	11,836	11,370
Non-controlling interests	389	350
Total stockholder's equity	12,225	11,720
Total liability and stockholders' equity	$ 29,086	$ 28,605